Trade receivables - Summary of breakdown for the loss allowance (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Breakdown for the loss allowance
At January 1,	€ 28,099
Increase (decrease) in financial assets
At December 31,	15,382	€ 28,099
Impairment
Breakdown for the loss allowance
At January 1,	(6,451)
Increase (decrease) in financial assets
At December 31,	(9,016)	(6,451)
Trade receivables | Impairment
Breakdown for the loss allowance
At January 1,	6,451	6,183
Increase (decrease) in financial assets
Provisions	3,961	1,656
Recoveries	(470)
Write off	(402)	(1,501)
Net foreign exchange differences	(218)	113
Transfer to held for sale	(306)
At December 31,	€ 9,016	€ 6,451